THE NEEDHAM FUNDS, INC.
Needham Small Cap Growth Fund
(the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
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SUPPLEMENT DATED MARCH 31, 2026
TO THE PROSPECTUS
DATED MARCH 31, 2026
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Effective May 31, 2026, the Fund’s 80% Policy (as defined in the Prospectus) will be changed to the following: Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange that, at the time of investment by the Small Cap Growth Fund, have market capitalizations up to the largest market cap stock in the Bloomberg US 2000 Growth Index® at reconstitution, or companies with market capitalizations up to $8.0 billion, whichever is larger (the “80% Policy”).

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Please retain this Supplement with the Fund’s Prospectus for future reference.
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